Average Annual Total Returns (High Yield Trust)	12 Months Ended
May 01, 2011
Citigroup High Yield Index
Average Annual Total Returns
One Year	14.32%
Five Year	8.41%
Ten Year	8.67%
Series I, High Yield Trust
Average Annual Total Returns
One Year	13.78%
Five Year	6.81%
Ten Year	5.78%
Date of Inception	Jan. 01, 1997
Series II, High Yield Trust
Average Annual Total Returns
One Year	13.54%
Five Year	6.60%
Ten Year	5.61%
Date of Inception	Jan. 28, 2002
Series NAV, High Yield Trust
Average Annual Total Returns
One Year	13.74%
Five Year	6.83%
Ten Year	5.81%
Date of Inception	Feb. 28, 2005